Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

This report contains information regarding Scotiabank Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date (1)	Coupon Rate	Rate Type

Currently Outstanding under the Global Registered Covered Bond Program			$0
Issued prior to CMHC registraition under the Insured Covered Bond Programme(2)			$12,200,675,000

Total Outstanding

OSFI Covered Bond Limit			$29,800,897,200

Series Ratings	Moody's	Fitch	DBRS
Test	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		Bank of Nova Scotia
Guarantor Entity		Scotiabank Registered Covered Bond LP
Seller, Servicer & Cash Manager		Bank of Nova Scotia
Swap Providers		Bank of Nova Scotia
Bond Trustee and Custodian		Computershare
Asset Monitor		KPMG LLP
Account Bank and GDA Provider		Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		Bank of Nova Scotia, London Branch and for the US the Bank of Nova Scotia Agency of New York

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this Series applies until the Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.

(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)(2)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook

Applicable Ratings of Standby Account Bank and GDA Provider(2)
	Moody's	Fitch	DBRS
Senior Debt	P-1	F1 / A	R-1 (middle) / A (low)

Ratings Triggers(2)(3)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)

Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts directly into the GDA Account	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Servicer is required to hold any funds belonging to the Guarantor and transfer those funds directly into the GDA Account within two business days	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A1	F1 and A	R-1 (middle) / A
(b) Covered Bond Swap Provider	P-1 / A1	F1 and A	R-1 (middle) / A

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program

(2)Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term

(3)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (i) (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as

(i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or

(ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw  or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds		-

A = Lesser of (i) LTV Adjusted Balance and		10,293,656,229.37	A (i)	11,009,257,999.33
(ii) Asset Percentage Adjusted True Balance, as adjusted			A (ii)	10,293,656,229.37
B = Principal Receipts		1,117,887,663.49	Asset Percentage:	93.5%
C = Cash Capital Contributions		-	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i)Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(1)		-
Z = Negative Carry Factor Calculation		-
Total: A + B + C + D + E - Z		11,411,543,892.86

Asset Coverage Test		PASS

Valuation Calculation = Asset Value – Liability Value

Trading Value of Covered Bond		-

A = lesser of (i) Present Value of outstanding loan balance of		11,140,873,451.92	A (i)	11,140,873,451.92
Performing Eligible Loans and (ii) 80% of Market			A (ii)	20,492,263,919.18
Value of properties securing Performing Loans
B = Principal Receipts		1,117,887,663.49
C = Cash Capital Contributions		-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund and
(ii) Pre-Maturity Liquidity Ledger balance(1)
F = Trading Value of Swap Collateral
Present Value Adjusted Aggregate Asset Amount		12,258,761,115.41
Total: A + B + C + D + E + F
Valuation Calculation		PASS

Intercompany Loan Balance

Guarantee Loan
Demand Loan		12,220,000,000.00
Total		12,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)

Portfolio Flow of Funds

		31-Mar-2014
Cash Inflows
Principal Receipts		120,587,548.40
Proceeds for Sale of Loans
Revenue Receipts		28,385,002.84
Swap Receipts
Cash Outflows
Swap Payment
Intercompany Loan Interest		-
Intercompany Loan Principal
Intercompany Loan Repayment
Other Outflows(4)		(407,594.62)
Net Inflows/(Outflows)		148,564,956.62

 (1) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to BNS clients as at the last day of March, being 2.48%.

 (2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

 (3) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

 (4) Amounts included are expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 11,128,609,086
Current Month Ending Balance	$ 11,010,532,392
Number of Mortgage Loans in Pool	64,317
Average Loan Size	$ 171,192
Number of Primary Borrowers	55,939
Number of Properties	58,786

Weighted Average Current LTV of Loans in the Portfolio[1](Unindexed)	57.66%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.13%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	77.65%
Weighted Average Seasoning of Loans in the Portfolio	25.00	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.50	(Months)

Weighted Average Remaining Term of Loans in the Portfolio	30.50	(Months)
Weighted Average Maturity of Loans Relative to Weighted Average Maturity of Outstandings	N/A	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	64,291	99.96%	11,006,940,929.93	99.97%
30 to 59 Days Past Due	9	0.01%	1,147,929.87	0.01%
60 to 89 Days Past Due	7	0.01%	1,169,139.53	0.01%
90 or More Days Past Due	10	0.02%	1,274,392.83	0.01%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,536	10.16%	1,283,194,264.62	11.65%
British Columbia	8,999	13.99%	2,124,306,398.23	19.29%
Manitoba	1,412	2.20%	178,714,271.57	1.62%
New Brunswick	1,526	2.37%	144,455,318.57	1.31%
Newfoundland	1,339	2.08%	158,927,045.82	1.44%
Northwest Territories	15	0.02%	2,095,000.72	0.02%
Nova Scotia	2,458	3.82%	268,478,292.45	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	31,862	49.54%	5,486,715,018.15	49.83%
Prince Edward Island	363	0.56%	34,158,687.58	0.31%
Quebec	8,052	12.52%	1,041,081,089.23	9.46%
Saskatchewan	1,604	2.49%	257,522,271.64	2.34%
Yukon	151	0.23%	30,884,733.58	0.28%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	223	0.35%	33,678,471.07	0.31%
599 and Below	768	1.19%	96,302,703.11	0.87%
600 - 650	1,577	2.45%	243,936,743.27	2.22%
651 - 700	4,327	6.73%	712,579,156.55	6.47%
701 - 750	8,772	13.64%	1,543,266,472.63	14.02%
751 - 800	29,268	45.51%	5,186,771,573.07	47.11%
801 and Above	19,382	30.14%	3,193,997,272.46	29.01%
Total	64,317	100.00%	11,010,532,392.16	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,758	72.70%	8,045,239,290.49	73.07%
Variable	17,559	27.30%	2,965,293,101.67	26.93%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	56,615	88.02%	9,225,198,880.09	83.79%
Non-STEP	7,702	11.98%	1,785,333,512.07	16.21%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	64,317	100.00%	11,010,532,392.16	100.00%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,798	72.76%	8,507,564,950.61	77.27%
3.5000 - 3.9999	12,062	18.75%	1,825,541,278.71	16.58%
4.0000 - 4.4999	3,725	5.79%	477,473,300.75	4.34%
4.5000 - 4.9999	1,071	1.67%	127,231,728.79	1.16%
5.0000 - 5.4999	511	0.79%	59,169,055.07	0.54%
5.5000 - 5.9999	109	0.17%	10,716,848.18	0.10%
6.0000 - 6.4999	27	0.04%	2,132,260.68	0.02%
6.5000 - 6.9999	7	0.01%	431,494.27	0.00%
7.0000 - 7.4999	3	0.00%	143,773.06	0.00%
7.5000 - 7.9999	4	0.01%	127,702.04	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Current LTV Distribution(2)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	7,160	11.13%	317,910,110.74	2.89%
20.01-25.00	2,747	4.27%	244,058,945.70	2.22%
25.01-30.00	3,268	5.08%	336,429,639.67	3.06%
30.01-35.00	3,814	5.93%	452,763,006.23	4.11%
35.01-40.00	4,314	6.71%	600,735,152.72	5.46%
40.01-45.00	4,682	7.28%	732,570,873.33	6.65%
45.01-50.00	4,377	6.81%	738,207,555.22	6.70%
50.01-55.00	4,022	6.25%	711,648,514.13	6.46%
55.01-60.00	4,487	6.98%	878,526,667.90	7.98%
60.01-65.00	5,107	7.94%	1,097,715,306.17	9.97%
65.01-70.00	5,566	8.65%	1,267,267,167.11	11.51%
70.01-75.00	8,614	13.39%	2,074,103,054.39	18.84%
75.01-80.00	6,159	9.58%	1,558,596,398.85	14.16%
80.01 and Above	-	0.00%	-	0.00%
Total	64,317	100.00%	11,010,532,392.16	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing

(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	3,556	5.53%	454,165,256.32	4.12%
12.00 - 23.99	20,710	32.20%	3,003,313,888.81	27.28%
24.00 - 35.99	20,984	32.63%	3,732,695,960.64	33.90%
36.00 - 41.99	12,340	19.19%	2,464,883,800.31	22.39%
42.00 - 47.99	5,592	8.69%	1,157,176,471.39	10.51%
48.00 - 53.99	265	0.41%	53,940,780.86	0.49%
54.00 - 59.99	116	0.18%	23,867,827.97	0.22%
60.00 - 65.99	430	0.67%	65,246,339.38	0.59%
66.00 - 71.99	149	0.23%	20,690,509.54	0.19%
72.00 and Above	175	0.27%	34,551,556.94	0.31%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,131	35.96%	1,267,446,450.21	11.51%
100,000 - 149,999	12,036	18.71%	1,498,565,539.69	13.61%
150,000 - 199,999	9,502	14.77%	1,653,977,788.37	15.02%
200,000 - 249,999	6,595	10.25%	1,474,868,548.34	13.40%
250,000 - 299,999	4,602	7.16%	1,259,236,497.78	11.44%
300,000 - 349,999	2,809	4.37%	907,594,654.62	8.24%
350,000 - 399,999	1,810	2.81%	675,342,798.71	6.13%
400,000 - 449,999	1,082	1.68%	457,155,785.51	4.15%
450,000 - 499,999	785	1.22%	371,185,785.59	3.37%
500,000 - 549,999	474	0.74%	248,303,214.16	2.26%
550,000 - 599,999	378	0.59%	216,268,820.61	1.96%
600,000 - 649,999	217	0.34%	135,163,739.88	1.23%
650,000 - 699,999	184	0.29%	123,651,535.04	1.12%
700,000 - 749,999	119	0.19%	86,044,055.83	0.78%
750,000 - 799,999	91	0.14%	70,461,347.44	0.64%
800,000 - 849,999	76	0.12%	62,633,495.69	0.57%
850,000 - 899,999	78	0.12%	68,243,973.38	0.62%
900,000 - 949,999	49	0.08%	45,379,421.53	0.41%
950,000 - 999,999	50	0.08%	48,343,632.97	0.44%
1,000,000 or Greater	249	0.39%	340,665,306.81	3.09%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	7,104	11.05%	1,062,005,354.82	9.65%
Single Family	55,563	86.39%	9,649,809,217.77	87.64%
Multi Family	1,410	2.19%	255,342,580.89	2.32%
Other	240	0.37%	43,375,238.68	0.39%
Total	64,317	100.00%	11,010,532,392.16	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Portfolio Current LTV and Delinquency Distribution by Province

Current LTV (%)(1)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Precentage Total(2)
Alberta	All	33,586,762	24,294,825	36,388,884	51,896,228	67,765,602	87,507,355	81,617,332	85,118,521	110,018,185	129,213,414	139,136,856	238,031,591	198,618,710	-	1,283,194,265	11.65%
Alberta	Current and Less Than 30 Days Past Due	33,586,762	24,294,825	36,388,884	51,896,228	67,637,540	87,279,158	81,617,332	85,118,521	109,840,943	128,982,973	139,136,856	238,031,591	198,618,710	-	1,282,430,323	99.94%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	165,879	-	-	-	-	-	-	-	-	165,879	0.01%
Alberta	60 to 89 Days Past Due	-	-	-	-	128,061	-	-	-	177,242	-	-	-	-	-	305,303	0.02%
Alberta	90 Days or More Past Due	-	-	-	-	-	62,318	-	-	-	230,441	-	-	-	-	292,759	0.02%
British Columbia	All	77,879,142	61,522,552	77,439,404	101,300,738	134,179,685	154,300,136	155,855,838	144,652,376	171,363,997	201,115,214	242,801,470	352,446,677	249,449,167	-	2,124,306,398	19.29%
British Columbia	Current and Less Than 30 Days Past Due	77,879,142	61,522,552	77,439,404	101,300,738	134,179,685	153,955,312	155,855,838	144,652,376	171,070,688	201,115,214	242,143,373	352,446,677	249,449,167	-	2,123,010,169	99.94%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	293,309	-	-	-	-	-	293,309	0.01%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	462,181	-	-	-	462,181	0.02%
British Columbia	90 Days or More Past Due	-	-	-	-	-	344,824	-	-	-	-	195,916	-	-	-	540,740	0.03%
Manitoba	All	3,290,034	2,339,130	4,521,416	5,093,586	7,008,303	8,902,334	11,147,010	12,055,081	15,248,566	19,134,797	23,237,540	36,252,193	30,484,280	-	178,714,272	1.62%
Manitoba	Current and Less Than 30 Days Past Due	3,290,034	2,339,130	4,521,416	4,995,491	7,008,303	8,902,334	11,147,010	12,055,081	15,248,566	19,134,797	23,237,540	36,252,193	30,484,280	-	178,616,176	99.95%
Manitoba	30 to 59 Days Past Due	-	-	-	98,095	-	-	-	-	-	-	-	-	-	-	98,095	0.05%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	2,991,516	2,683,423	3,513,302	5,043,287	5,873,743	7,481,396	7,684,295	10,131,762	8,854,357	13,622,829	19,520,670	33,941,715	23,113,023	-	144,455,319	1.31%
New Brunswick	Current and Less Than 30 Days Past Due	2,991,516	2,683,423	3,513,302	5,043,287	5,873,743	7,481,396	7,684,295	10,131,762	8,854,357	13,622,829	19,520,670	33,836,284	23,020,685	-	144,257,549	99.86%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	105,431	92,338	-	197,770	0.14%
Newfoundland	All	2,817,297	2,439,415	3,341,768	5,743,208	5,774,966	8,576,662	8,102,185	9,338,071	14,951,605	14,303,956	23,117,789	34,568,147	25,851,975	-	158,927,046	1.44%
Newfoundland	Current and Less Than 30 Days Past Due	2,817,297	2,439,415	3,341,768	5,648,139	5,774,966	8,576,662	8,102,185	9,338,071	14,951,605	14,303,956	23,117,789	34,568,147	25,851,975	-	158,831,976	99.94%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	95,070	-	-	-	-	-	-	-	-	-	-	95,070	0.06%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	All	41,962	108,224	63,413	96,488	137,478	68,954	376,627	548,475	-	-	-	329,782	323,598	-	2,095,001	0.02%
North West Territories	Current and Less Than 30 Days Past Due	41,962	108,224	63,413	96,488	137,478	68,954	376,627	548,475	-	-	-	329,782	323,598	-	2,095,001	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	7,297,665	5,423,316	7,879,581	10,016,192	12,747,366	14,401,703	16,922,347	17,155,255	22,852,885	28,267,481	29,551,530	53,066,219	42,896,753	-	268,478,292	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	7,297,665	5,423,316	7,879,581	10,016,192	12,747,366	14,401,703	16,922,347	17,155,255	22,852,885	28,185,475	29,551,530	53,017,217	42,896,753	-	268,347,285	99.95%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	82,006	-	49,002	-	-	131,008	0.05%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	153,466,559	117,173,579	157,702,997	213,162,367	282,283,334	361,715,079	362,330,112	341,398,089	426,146,724	551,437,098	635,412,993	1,088,156,031	796,330,057	-	5,486,715,018	49.83%
Ontario	Current and Less Than 30 Days Past Due	153,454,217	117,173,579	157,702,997	213,162,367	282,283,334	361,666,986	362,266,089	341,398,089	425,972,948	551,437,098	635,412,993	1,088,156,031	796,044,912	-	5,486,131,639	99.99%
Ontario	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	173,776	-	-	-	285,145	-	458,921	0.01%
Ontario	60 to 89 Days Past Due	12,342	-	-	-	-	-	-	-	-	-	-	-	-	-	12,342	0.00%
Ontario	90 Days or More Past Due	-	-	-	-	-	48,094	64,023	-	-	-	-	-	-	-	112,117	0.00%
Prince Edward Island	All	878,512	563,472	305,903	967,969	1,595,979	1,748,361	1,582,159	1,591,801	3,213,754	3,487,943	4,976,622	6,426,749	6,819,464	-	34,158,688	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	878,512	563,472	305,903	967,969	1,595,979	1,748,361	1,582,159	1,591,801	3,213,754	3,487,943	4,976,622	6,426,749	6,819,464	-	34,158,688	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	29,991,650	23,975,625	37,267,175	49,155,737	67,786,306	72,524,594	74,981,790	71,243,155	86,050,466	105,927,556	117,306,278	178,481,573	126,389,184	-	1,041,081,089	9.46%
Quebec	Current and Less Than 30 Days Past Due	29,991,650	23,975,625	37,267,175	49,155,737	67,786,306	72,318,299	74,981,790	71,243,155	86,050,466	105,927,556	117,306,278	178,261,899	126,389,184	-	1,040,655,120	99.96%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	131,726	-	-	131,726	0.01%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	206,295	-	-	-	-	-	87,949	-	-	294,244	0.03%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	5,172,632	3,169,247	7,284,865	8,876,912	14,382,054	13,972,909	15,090,075	15,707,049	17,965,151	27,994,156	28,936,903	48,612,181	50,358,138	-	257,522,272	2.34%
Saskatchewan	Current and Less Than 30 Days Past Due	5,172,632	3,169,247	7,284,865	8,876,912	14,382,054	13,972,909	15,090,075	15,707,049	17,965,151	27,994,156	28,936,903	48,612,181	50,358,138	-	257,522,272	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	496,380	366,137	720,933	1,410,293	1,200,337	1,371,389	2,517,784	2,708,880	1,860,978	3,210,860	3,268,517	3,790,195	7,962,050	-	30,884,734	0.28%
Yukon	Current and Less Than 30 Days Past Due	496,380	366,137	720,933	1,410,293	1,200,337	1,371,389	2,517,784	2,708,880	1,860,978	3,210,860	3,268,517	3,790,195	7,962,050	-	30,884,734	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	317,910,111	244,058,946	336,429,640	452,763,006	600,735,153	732,570,873	738,207,555	711,648,514	878,526,668	1,097,715,306	1,267,267,167	2,074,103,054	1,558,596,399	-	11,010,532,392	100.00%
	Current and Less Than 30 Days Past Due	317,897,769	244,058,946	336,429,640	452,569,841	600,607,092	731,743,464	738,143,532	711,648,514	877,882,341	1,097,402,859	1,266,609,070	2,073,728,947	1,558,218,916	-	11,006,940,930	99.97%
	30 to 59 Days Past Due	-	-	-	98,095	-	165,879	-	-	467,085	-	-	131,726	285,145	-	1,147,930	0.01%
	60 to 89 Days Past Due	12,342	-	-	95,070	128,061	206,295	-	-	177,242	-	462,181	87,949	-	-	1,169,140	0.01%
	90 Days or More Past Due	-	-	-	-	-	455,235	64,023	-	-	312,447	195,916	154,433	92,338	-	1,274,393	0.01%

 (1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

 (2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2014
Distribution Date:	4/15/2014

Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	1,080,407	370,088	941,517	1,197,123	2,107,480	1,548,606	2,060,979	1,823,732	2,641,087	4,158,950	2,758,558	8,221,453	4,768,491	-	33,678,471	0.31%
<=599	3,729,407	2,931,506	4,619,898	8,697,691	14,226,389	12,333,791	10,819,665	3,764,308	4,344,923	4,116,785	5,013,518	11,214,904	10,489,918	-	96,302,703	0.87%
600-650	6,734,964	6,343,595	9,916,932	18,903,581	19,028,497	26,560,978	34,599,457	9,179,188	10,320,184	14,050,826	23,710,027	33,661,163	30,927,352	-	243,936,743	2.22%
651-700	24,376,230	25,923,507	31,801,440	46,889,633	68,906,802	77,991,868	54,075,271	35,705,767	37,622,029	57,282,641	67,421,578	101,656,442	82,925,948	-	712,579,157	6.47%
701-750	41,496,961	35,769,600	45,410,496	65,237,939	92,561,756	114,038,186	98,394,905	81,460,947	108,745,608	137,421,989	167,470,613	326,423,737	228,833,737	-	1,543,266,473	14.02%
751-800	125,371,180	93,491,283	129,838,999	166,067,398	233,525,584	286,705,487	319,391,132	342,594,264	428,925,752	566,421,152	638,248,498	1,049,858,977	806,331,867	-	5,186,771,573	47.11%
>800	115,120,962	79,229,367	113,900,358	145,769,642	170,378,645	213,391,957	218,866,145	237,120,308	285,927,086	314,262,963	362,644,375	543,066,378	394,319,087	-	3,193,997,272	29.01%
Total	317,910,111	244,058,946	336,429,640	452,763,006	600,735,153	732,570,873	738,207,555	711,648,514	878,526,668	1,097,715,306	1,267,267,167	2,074,103,054	1,558,596,399	-	11,010,532,392	100.00%

 (1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.